Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)
Composition of income (loss) before income taxes and income tax expense (benefit)

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars
Income (loss) before income taxes:
Israel	2,007	(13,807)	2,975
Non-Israeli	3,615	1,871	941

	5,622	(11,936)	3,916

Income tax expense:
Current:
Israel	110	146	191
Non-Israeli	824	414	224
	934	560	415
Deferred tax expense (benefit):
Israel	620	(2,654)	38
Non-Israeli	(666)	271	126
	(46)	(2,383)	164

	888	(1,823)	579

Reconciliation of The Theoretical Income Tax Expense (Benefit)
The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars
Income (loss) before income taxes	5,622	(11,936)	3,916

Statutory tax rate	25%	26.5%	26.5%

Theoretical income tax expense (benefit)	1,406	(3,163)	1,038

Increase (decrease) in income tax expense resulting from:

Tax expense (benefits) arising from “Approved and
Beneficiating Enterprises” and preferential tax rate in China	(198)	(523)	(1,215)

Change in valuation allowance(*)	(721)	308	(40)

Non-deductible expenses(**)	182	640	55

Differences between foreign currencies
and dollar-adjusted financial statements-net	6	283	952

Foreign tax rate differential	(63)	(44)	(13)

Undistributed earnings of subsidiary	-	490	-

Change in tax rate	592	-	-

Other	(316)	186	(198)

Actual income tax expense (benefit)	888	(1,823)	579

Per share effect of the tax benefits arising from
“Approved and Beneficiating Enterprises” and
preferential tax rate in China:

Basic	$0.00	$0.00	$(0.04)

Diluted	$0.00	$0.00	$(0.04)

(*)	Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $23, $134 and $42, for the years ended December 31, 2016, 2015 and 2014, respectively.

(**)	Including non-deductible share based compensation.

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2016	2015
	U.S. Dollars
Deferred tax assets:
Allowance for doubtful accounts	161	184
Accrued warranty	89	87
Unearned revenue	243	165
Accrued expenses	427	493
Net operating losses (NOL) and tax credit carryforwards	5,631	6,823
Other temporary differences *	504	197

Total gross deferred tax assets	7,055	7,949
Valuation allowance	(2,222)	(3,087)

Deferred tax asset, net of valuation allowance	4,833	4,862

Deferred tax liability:
Property, plant and equipment	(223)	(240)
Undistributed earnings	(433)	(490)

Net deferred tax assets	4,177	4,132